Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments 2020	$ 20,610	$ 22,930
Future Minimum Lease Payments 2021	16,089	10,743
Future Minimum Lease Payments 2022	1,340
Future Minimum Lease Payments 2023
Future Minimum Lease Payments 2024
Future Minimum Lease Payments 2025
Future Minimum Lease Payments Thereafter
Future Minimum Lease Payments Total	38,039	33,673
Future Interest Payments 2020	1,890	1,070
Future Interest Payments 2021	461	1,257
Future Interest Payments 2022	10
Future Interest Payments 2023
Future Interest Payments 2024
Future Interest Payments 2025
Future Interest Payments Thereafter
Future Interest Payments Total	2,361	2,327
2020	22,500	24,000
2021	16,550	12,000
2022	1,350
2023
2024
2025
Thereafter
Total	40,400	36,000
2020	18,300	23,201
2021	16,922	18,560
2022	1,708	2,780
2023	1,338	2,291
2024	1,338	2,292
2025	1,342	2,296
Thereafter	3,281	1,629
Total	$ 44,229	$ 53,049